UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                        ---------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               SEMI-ANNUAL REPORT

                           (THE OSTERWIES FUNDS LOGO)

                               THE OSTERWEIS FUND
                                       &
                                 THE OSTERWEIS
                             STRATEGIC INCOME FUND

                            For the Six Months Ended
                               September 30, 2004

                               THE OSTERWEIS FUND

                               SEMI-ANNUAL REPORT
                  For the six months ended September 30, 2004

October 26, 2004

Dear Shareholders,

During the third quarter of 2004, The Osterweis Fund (the "Fund") gained 0.63% compared to a loss of 1.87% for the S&P 500 Index. This brought our year-to-date performance to +6.59% compared to only +1.51% for the S&P 500 Index. Our longer-term record also remains exemplary. The Fund's annualized total return for one-year, five years, ten years and since inception (October 1, 1993) for the periods ending September 30, 2004, were +21.71%, +9.80%, +14.73% and +14.05%, respectively, compared to +13.87%, -1.31%, +11.09% and +10.34% in the same periods for the S&P 500 Index. We remain very proud of this longer-term record.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 236-0050. An investment should not be made solely on returns.

The third quarter of 2004 was a mirror image of the second quarter in which stocks sold off mid-quarter but then recovered nicely before quarter end. Although it might seem as if very little changed during the past two quarters, in reality stocks, bonds, and commodities have been on a bit of a roller coaster. The S&P 500 Index finished down 1.9% in the third quarter, after recovering from a 6.6% decline mid-quarter; 10-year bond yields dropped 46 basis points to 4.12% during the third quarter after rising 74 basis points to 4.60% in the second quarter; and oil prices rose $15 per barrel or 42% in the third quarter to $50 after falling $7 per barrel to $35 late in the second quarter! Political sentiment also reversed course several times during the third quarter, as each candidate seemed to benefit from his party's National Convention. We have used periods of stock market weakness to accumulate attractive investments.

Looking ahead, we remain cognizant of both potential positive and negative developments. On the negative side of the ledger, stocks will remain vulnerable to: 1) continued geopolitical risk, 2) a potential slowdown in the economy stemming from higher energy prices, 3) rising inflation/short term interest rates, 4) political uncertainty, 5) a potential slowdown in consumer spending,
6) an overheated housing market, and 7) rising health-care and class-action costs. On the positive side: 1) the U.S. and Global economies continue to expand, 2) any further monetary tightening by the Federal Reserve is likely to be gradual, 3) corporate profits continue to rise, 4) U.S. companies have successfully refinanced and reliquified their balance sheets, and 5) are generating impressive amounts of free cash flow. The longer the economy continues to grow, the greater the likelihood that these companies increase their capital spending, lift marketing and advertising budgets and ultimately boost hiring--the very definition of a sustained economic recovery.

In the past we have written about a possible slowdown in consumer spending as tax cuts and the refinancing boom run their course. To some extent, consumers are moving away from mortgage refinancing to home equity loans, making them somewhat more vulnerable to rising interest rates. We regard these concerns as legitimate. But another concern, namely the low level of personal savings, is in our opinion overdone.

Pessimistic observers argue that the personal savings rate has gradually fallen from around 4% in the early 1990s to near 0% today, and must inevitably go up, thereby entailing a cutback in consumer spending. This analysis is superficial and misleading as it fails to distinguish between the theoretical savings rate - which includes changes in asset values - and the measured savings rate, which ignores asset values. Specifically, personal savings are invested in many different types of assets, including cash, bonds, stocks and real estate. When stocks and real estate prices rise, so does the quantity or value of theoretical savings. So does consumption spending which is driven by wealth as well as by income. The measured savings rate, which is the one we all read about and we referred to above, ignores changes in asset prices and looks only at after-tax incomes less consumption. So, when stock prices and real estate prices rise as they have over the past decade, theoretical savings goes up, spending tends to rise and the measured savings rate goes down. Great headlines, but hardly a reason to panic. While on a measured basis the consumer seems to be spending like the proverbial drunken sailor, in reality he (or she) is quite sober and in reasonable shape financially.

While there are many consumers - especially on the lower end of the economic scale - who are stretched financially, in aggregate, the consumer is healthier than the Cassandras would have you believe. Bank loan delinquency rates are down on all consumer loans, including residential real estate loans. Wealth is up. Unemployment levels are down from their peak. All this suggests to us that consumer spending is not poised for a sudden and sharp retrenchment, but may continue at a reasonable pace, especially if the economy continues to enjoy job growth.

We remain confident that our approach to investing will serve our clients well. We strive to find companies that are attractively priced relative to their growing free-cash flow streams and which we believe can be rewarding investments under various economic or political environments. These companies may have temporarily fallen on hard times and require restructuring, or they may have a misunderstood product, acquisition or business plan. Because we continue to uncover such opportunities, we feel cautiously optimistic about the direction of the market, but even more confident in the direction of our portfolio returns over time.

We are pleased to report that Forbes Magazine has selected The Osterweis Fund to its Ten-Member Honor Roll in its 2004 Mutual Fund Survey released in September 2004. The award is meaningful to us not because we were selected out of a great number of U.S. equity mutual funds, but because it recognizes excellent performance over a long time period (10 years) and through several market cycles, and it places as much emphasis on capital preservation as it does total return. As the article's author Bill Heuslein explains, "Funds earning a place on this select list are like Olympic marathoners, not sprinters. They must display stamina and endurance." 1<F1> We agree with that analogy, and we thank you for allowing us to run this race with you.

With best regards,

/s/John S. Osterweis

John S. Osterweis

1<F1>  William Heuslein, The Honor Roll, Forbes, September 20, 2004 at 235.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. This index does not incur expenses and is not available for investment.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Fund is distributed by Quasar Distributors, LLC.  (11/04)

                               THE OSTERWEIS FUND

SECTOR ALLOCATION at September 30, 2004 (Unaudited)

                    Consumer Discretionary             20.1%
                    Capital Goods                       3.1%
                    Energy                              7.3%
                    Consumer Staples                    6.0%
                    Financials                          9.0%
                    Telecom Services                    2.6%
                    Health Care                        14.9%
                    Industrials                         8.2%
                    Information Technology             12.0%
                    Utilities                           2.6%
                    Materials                           7.3%
                    Cash*<F2>                           6.9%

*<F2>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account        During the Period
                          Value 4/1/04    Value 9/30/04   4/1/04 - 9/30/04*<F3>
                          ------------    -------------   ---------------------
Actual                       $1,000          $1,006               $6.69
Hypothetical (5% annual
  return before expenses)    $1,000          $1,018               $6.73

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.33% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

                               THE OSTERWEIS FUND

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 83.8%

ADVERTISING: 2.1%
    66,650   Lamar Advertising
               Co. - Class A*<F4>                                 $  2,773,307
                                                                  ------------

AIRLINES: 1.4%
   183,950   AirTran
               Holdings, Inc.*<F4>                                   1,832,142
                                                                  ------------

BANKS: 2.9%
    64,000   Wells Fargo & Co.                                       3,816,320
                                                                  ------------

BEVERAGES: 4.5%
    21,600   Anheuser-Busch
               Cos., Inc.                                            1,078,920
    77,400   Diageo Plc                                              3,903,282
    20,000   PepsiCo, Inc.                                             973,000
                                                                  ------------
                                                                     5,955,202
                                                                  ------------

BIOTECHNOLOGY: 3.1%
    74,100   Invitrogen Corp.*<F4>                                   4,074,759
                                                                  ------------

COMMERCIAL SERVICES: 3.1%
   322,000   ServiceMaster Co.                                       4,140,920
                                                                  ------------

ELECTRONICS: 2.5%
   248,400   Flextronics
               International, Ltd.*<F4>                              3,291,300
                                                                  ------------

ENTERTAINMENT: 3.1%
   213,425   Regal Entertainment
               Group - Class A                                       4,076,418
                                                                  ------------

GAS: 2.2%
   144,150   Southern Union Co.                                      2,955,075
                                                                  ------------

HEALTHCARE PRODUCTS: 3.2%
    64,400   Bausch & Lomb Inc.                                      4,279,380
                                                                  ------------

HEALTHCARE SERVICES: 5.5%
    96,600   Laboratory
               Corporation of
               America Holdings*<F4>                                 4,223,352
   103,000   Manor Care, Inc.                                        3,085,880
                                                                  ------------
                                                                     7,309,232
                                                                  ------------

INSURANCE: 3.8%
    84,350   Marsh & McLennan
               Cos., Inc.                                            3,859,856
    20,600   Torchmark Corp.                                         1,095,508
                                                                  ------------
                                                                     4,955,364
                                                                  ------------

INTERNET: 2.3%
    74,000   Websense, Inc.*<F4>                                     3,083,580
                                                                  ------------

LODGING: 3.4%
    92,700   Station Casinos, Inc.                                   4,546,008
                                                                  ------------

MEDIA: 7.9%
   184,800   Dex Media, Inc.*<F4>                                    3,912,216
   189,280   Liberty Media
               Corp. - Class A*<F4>                                  1,650,522
    46,800   Westwood One, Inc.*<F4>                                   925,236
   531,590   UnitedGlobalCom,
               Inc. - Class A*<F4>                                   3,970,977
                                                                  ------------
                                                                    10,458,951
                                                                  ------------

MINING: 3.0%
    87,100   Newmont
               Mining Corp.                                          3,965,663
                                                                  ------------

OIL & GAS: 5.1%
   132,400   Plains Exploration &
               Production Co.*<F4>                                   3,159,064
    54,100   Schlumberger Ltd.                                       3,641,471
                                                                  ------------
                                                                     6,800,535
                                                                  ------------

PACKAGING & CONTAINERS: 2.4%
   303,600   Crown Holdings, Inc.*<F4>                               3,130,116
                                                                  ------------

PHARMACEUTICALS: 3.1%
    89,600   DURECT Corp.*<F4>                                         125,440
   139,100   Omnicare, Inc.                                          3,944,876
                                                                  ------------
                                                                     4,070,316
                                                                  ------------

PIPELINES: 2.2%
   100,000   Western Gas
               Resources, Inc.                                       2,859,000
                                                                  ------------

RETAIL: 5.1%
    46,600   Costco
               Wholesale Corp.                                       1,936,696
   269,600   Toys R Us, Inc.*<F4>                                    4,782,704
                                                                  ------------
                                                                     6,719,400
                                                                  ------------

TELECOMMUNICATIONS: 5.9%
   174,700   Aspect
               Communications
               Corp.*<F4>                                            1,734,771
   150,400   Motorola, Inc.                                          2,713,216
   141,000   Vodafone Group Plc                                      3,399,510
                                                                  ------------
                                                                     7,847,497
                                                                  ------------

TRANSPORTATION: 3.7%
   297,950   Laidlaw
               International Inc.*<F4>                               4,901,277
                                                                  ------------

TRUCKING & LEASING: 2.3%
   115,000   GATX Corp.                                              3,065,900
                                                                  ------------
TOTAL COMMON STOCKS
  (cost $87,115,448)                                               110,907,662
                                                                  ------------

PRINCIPAL
AMOUNT
---------
CORPORATE BONDS: 9.3%

ELECTRIC: 0.4%
$  500,000   CMS Energy Xtras,
               7.00%, 1/15/051<F5>                                     502,777
                                                                  ------------

FOREST PRODUCTS & PAPER: 0.5%
   600,000   Abitibi-
               Consolidated Inc.,
               5.38%, 6/15/112<F6>                                     606,000
                                                                  ------------

MACHINERY: 6.9%
 4,000,000   Case Corp.,
               7.25%, 8/1/05                                         4,100,000
 5,000,000   UNOVA Inc.,
               6.875%, 3/15/05                                       5,062,500
                                                                  ------------
                                                                     9,162,500
                                                                  ------------

MINING: 1.5%
 1,946,000   USEC Inc.,
               6.625%, 1/20/06                                       1,984,920
                                                                  ------------
TOTAL BONDS
  (cost $12,155,628)                                                12,256,197
                                                                  ------------

SHARES
------
SHORT-TERM INVESTMENT: 5.4%
 7,104,292   Goldman Sachs
               Financial Square
               Money Market
               (cost $7,104,292)                                     7,104,292
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (cost $106,375,368):  98.5%                                      130,268,151
Other Assets
  less Liabilities:  1.5%                                            2,027,375
                                                                  ------------
NET ASSETS: 100.0%                                                $132,295,526
                                                                  ------------
                                                                  ------------

*<F4>  Non-income producing security.
1<F5>  Restricted Security (See Note 6).
2<F6>  Floating rate security; rate shown is the rate currently in effect.

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

ASSETS
   Investments in securities, at value
     (cost $106,375,368)                                          $130,268,151
   Receivables:
       Securities sold                                               2,743,602
       Fund shares sold                                                 26,000
       Dividends and interest                                          228,415
   Prepaid expenses and other assets                                    18,985
                                                                  ------------
           Total assets                                            133,285,153
                                                                  ------------

LIABILITIES
   Payables:
       Securities purchased                                            819,316
       Advisory fees                                                    98,820
       Administration fees                                              24,708
       Custody fees                                                      3,475
       Fund accounting fees                                              7,053
       Transfer agent fees                                              17,511
   Accrued expenses and other liabilities                               18,744
                                                                  ------------
           Total liabilities                                           989,627
                                                                  ------------

   NET ASSETS                                                     $132,295,526
                                                                  ------------
                                                                  ------------

   Net asset value, offering and redemption price
     per share ($132,295,526/5,561,701, shares
     outstanding; unlimited number of shares
     authorized without par value)                                      $23.79
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                $100,529,109
   Accumulated net investment income                                 1,833,733
   Accumulated net realized gain on investments                      6,039,901
   Net unrealized appreciation on investments
     and foreign currency                                           23,892,783
                                                                  ------------
           Net assets                                             $132,295,526
                                                                  ------------
                                                                  ------------

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends                                                   $ 1,471,070
       Interest income                                                 419,970
                                                                   -----------
           Total Income                                              1,891,040
                                                                   -----------
   Expenses
       Advisory fees                                                   630,475
       Administration fees                                             100,650
       Transfer agent fees                                              41,958
       Fund accounting fees                                             15,090
       Registration fees                                                13,787
       Custody fees                                                      8,836
       Audit fees                                                        8,192
       Trustee fees                                                      5,133
       Reports to shareholders                                           3,791
       Miscellaneous                                                     3,301
       Insurance expense                                                 3,009
       Legal fees                                                        2,490
                                                                   -----------
           Total expenses                                              836,712
                                                                   -----------
               NET INVESTMENT INCOME                                 1,054,328
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain on investments
     and foreign currency                                            6,968,954
   Change in net unrealized
     depreciation on investments                                    (7,125,098)
                                                                   -----------
   Net realized and unrealized loss on
     investments and foreign currency                                 (156,144)
                                                                   -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                     $   898,184
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED         YEAR ENDED
                                                             SEPTEMBER 30, 2004#<F9>    MARCH 31, 2004
                                                             -----------------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                            $  1,054,328        $  1,047,179
   Net realized gain on investments
     and foreign currency                                              6,968,954           5,636,781
   Change in net unrealized appreciation
     (depreciation) on investments
     and foreign currency                                             (7,125,098)         25,858,167
                                                                    ------------        ------------
       Net increase in net assets
         resulting from operations                                       898,184          32,542,127
                                                                    ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                 --          (1,113,366)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F7>(b)<F8>                   6,133,658          22,259,441
                                                                    ------------        ------------
       Total increase in net assets                                    7,031,842          53,688,202
                                                                    ------------        ------------

NET ASSETS
   Beginning of period                                               125,263,684          71,575,482
                                                                    ------------        ------------
   End of period                                                    $132,295,526        $125,263,684
                                                                    ------------        ------------
                                                                    ------------        ------------
   Accumulated net investment income                                $  1,833,733        $    779,405
                                                                    ------------        ------------
                                                                    ------------        ------------

(a)<F7>  Net of redemption fees of $145 and $769, respectively.
(b)<F8>  A summary of capital share transactions is as follows:

                            SIX MONTHS ENDED                 YEAR ENDED
                        SEPTEMBER 30, 2004#<F9>            MARCH 31, 2004
                        -----------------------            --------------
                           Shares       Value            Shares       Value
                           ------       -----            ------       -----
Shares sold               498,297    $11,563,147      1,573,189    $32,314,271
Shares issued in
  reinvestment
  of distributions             --             --         48,705      1,061,771
Shares redeemed          (234,134)    (5,429,489)      (558,391)   (11,116,601)
                         --------    -----------      ---------    -----------
Net increase              264,163    $ 6,133,658      1,063,503    $22,259,441
                         --------    -----------      ---------    -----------
                         --------    -----------      ---------    -----------

#<F9>  Unaudited.

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                           SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                            SEPTEMBER 30,
                                              2004#<F11>        2004           2003           2002           2001           2000
                                           ----------------     ----           ----           ----           ----           ----
Net asset value,
  beginning of period                           $23.65         $16.90         $19.81         $20.72         $26.93         $17.97
                                                ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)                                   0.18           0.17           0.19           0.05           0.07          (0.10)
Net realized and
  unrealized gain (loss)
  on investments                                 (0.04)          6.81          (3.05)         (0.70)         (1.74)         11.04
                                                ------         ------         ------         ------         ------         ------
Total from investment
  operations                                      0.14           6.98          (2.86)         (0.65)         (1.67)         10.94
                                                ------         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
From net
  investment income                                 --          (0.23)         (0.05)         (0.05)         (0.01)            --
From net realized gain                              --             --             --          (0.21)         (4.53)         (1.98)
                                                ------         ------         ------         ------         ------         ------
Total distributions                                 --          (0.23)         (0.05)         (0.26)         (4.54)         (1.98)
                                                ------         ------         ------         ------         ------         ------
Paid-in capital from
  redemption fees
  (Note 2)                                        0.00*<F10>     0.00*<F10>     0.00*<F10>       --             --             --
                                                ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                                 $23.79         $23.65         $16.90         $19.81         $20.72         $26.93
                                                ------         ------         ------         ------         ------         ------
                                                ------         ------         ------         ------         ------         ------
Total return                                      0.59%^<F13>   41.39%        (14.45)%        (3.04)%        (6.38)%        63.16%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                             $132.3         $125.3          $71.6          $69.7          $52.9          $48.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                               1.33%+<F12>    1.36%          1.41%          1.43%          1.45%          1.45%
After fees absorbed
  or recouped                                     1.33%+<F12>    1.36%          1.41%          1.43%          1.45%          1.57%

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                               1.67%+<F12>    1.08%          1.23%          0.33%          0.37%         (0.36)%
After fees waived and
  expenses absorbed                               1.67%+<F12>    1.08%          1.23%          0.33%          0.37%         (0.48)%
Portfolio turnover rate                          24.61%^<F13>   58.34%         34.26%         48.85%         31.77%         38.58%

*<F10>    Amount is less than $0.01.
#<F11>    Unaudited.
+<F12>    Annualized.
^<F13>    Not annualized.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

                               SEMI-ANNUAL REPORT
                  For the six months ended September 30, 2004

October 26, 2004

Dear Shareholder,

During the third quarter ending September 30, 2004, The Osterweis Strategic Income Fund (the "Fund") increased 1.16%, compared to 3.20% for the Lehman Aggregate Bond Index and 3.49% for the Merrill Lynch Government and Corporate Master. This brings our year-to-date, 1-year and since inception (August 30, 2002) returns to 4.09% and 8.45% and 11.55% vs. 3.36%, 3.69% and 5.17% for the
Lehman Aggregate Index and 3.32%, 3.34% and 5.64% for the Merrill Lynch Government and Corporate Master. Although there was a strong rebound in the general bond markets during the third quarter, following a very weak second quarter, we do not believe the magnitude of this strength is sustainable.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 236-0050. An investment should not be made solely on returns.

The bond market continued its volatility this quarter, as it rebounded from the previous quarter's weakness. Yields on the 5- and 10-year Treasury Notes fell from 3.77% and 4.56% to 3.37% and 4.12%, respectively. This, combined with the impact of the Fed's tightening on the short end, caused the yield curve to flatten. Traditionally, the steeper the curve, or the larger the difference between short-term and long-term yields, the greater the expectation of future economic strength. Conversely, the flatter the curve, the more expectations for a stronger economy are tempered.

There are certainly mixed signals on which direction the economy will ultimately go. This past summer there was a confluence of indicators, which muted previously strong economic expectations. These included a continued rise in oil prices to near $50 per barrel, record levels of damage from the Gulf Coast hurricane season, continued casualties and commensurate expenditures by our government in Iraq, election year uncertainties, virtually non-existent consumer inflation, and two 0.25% increases in the Fed Funds rate to 1.75%.

While these can certainly be viewed as negative indicators, we believe some of these factors will either have no impact, or may even have a positive impact, on the economy. As regards oil, we believe the magnitude of percentage price increases we have seen to date is unsustainable, and any abatement of oil prices will have a stimulative effect on consumer spending. While we recognize the negative impact on the insurance industry, the hurricane season is now over and the process of rebuilding will generate an increase in economic activity. In addition, we will soon have perfect clarity on election results, and believe the Fed has no reason to derail the recovery, simply for the sake of raising rates.

The one factor that we consider poses the greatest uncertainty and the greatest ability to dampen the economy is the war in Iraq, which will remain an issue for the foreseeable future. Another concern is the likely increase in both interest rates and the CPI. As we have said before, short-term interest rates are too low, and the CPI is understated. Although consumer prices as measured by the CPI remain subdued, raw material costs including oil have continued to rise. Corporate cash flows are strong due to massive cost cutting undertaken over the last few years, continued productivity enhancements, and greater fiscal discipline. Thus, many companies have chosen not to pass along higher fuel and raw material costs to consumers in the form of higher prices. However, we believe this trend will not continue if oil and raw material costs continue to rise. A higher CPI, accompanied by higher interest rates, should not be ruled out.

Our outlook for the short-term is that we will have moderate, stable growth.
The flatter yield curve seems to support this view. Given that the Fed will probably continue raising rates in the near term and that yields on longer maturity paper remain rather low, we will continue our defensive posture in the portfolio. We remain focused on shorter duration bonds and continue to increase our exposure to floating rate debt as well as look for investment opportunities in companies with strong or improving fundamentals with debt in the 2-4 year maturity range. We believe we are well positioned for a continued rise in interest rates by virtue of our shorter maturity profile.

Yours truly,

/s/Carl P. Kaufman

Carl P. Kaufman

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Lehman Aggregate Bond Index and the Merrill Lynch U.S. Corporate & Government Master Index are unmanaged indices which are regarded as standards for measuring the U.S. bond market in general, and are provided for comparison purposes. These indices do not incur expenses and are not available for investment.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Strategic Income Fund is distributed by Quasar Distributors, LLC. (11/04)

                      THE OSTERWEIS STRATEGIC INCOME FUND

PORTFOLIO ALLOCATION at September 30, 2004 (Unaudited)

                    Preferred Equity                    4.9%
                    Bonds Maturing within One Year     16.1%
                    Common Equity                       0.7%
                    Convertible Bonds                  38.1%
                    Cash*<F14>                          6.6%
                    Corporate Bonds                    25.1%
                    Corporate Adjustable Bonds          8.5%

*<F14> Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                            Beginning       Ending           Expenses Paid
                             Account        Account        During the Period
                          Value 4/1/04   Value 9/30/04  4/1/04 - 9/30/04*<F15>
                          ------------   -------------  ----------------------
Actual                       $1,000         $1,011               $7.56
Hypothetical (5% annual
  return before expenses)    $1,000         $1,018               $7.59

*<F15> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

                      THE OSTERWEIS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON & PREFERRED STOCKS: 5.5%

COMMERCIAL SERVICES: 0.6%
    25,000   ServiceMaster Co.                                     $   321,500
                                                                   -----------

GAS: 2.1%
    16,000   Southern Union
               Co., Pfd.                                             1,024,480
                                                                   -----------

RETAIL: 2.8%
    28,500   Toys R Us, Inc., Pfd.                                   1,369,710
                                                                   -----------
TOTAL COMMON &
  PREFERRED STOCKS
  (cost $2,374,779)                                                  2,715,690
                                                                   -----------

PRINCIPAL
AMOUNT
---------
BONDS AND NOTES: 87.9%

CONVERTIBLE BONDS: 39.1%

BIOTECHNOLOGY: 0.5%
 $ 250,000   Invitrogen Corp.,
               2.25%, 12/15/06                                         245,937
                                                                   -----------

COMMERCIAL SERVICES: 1.1%
   500,000   NCO Group Inc.,
               4.75%, 4/15/06                                          527,500
                                                                   -----------

COMPUTERS: 6.2%
 2,000,000   Bisys Group Inc.,
               4.00%, 3/15/06                                        1,960,000
 1,070,000   Mentor
               Graphics Corp.,
               6.875%, 6/15/07                                       1,104,775
                                                                   -----------
                                                                     3,064,775
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 1.6%
   780,000   E*Trade
               Financial Corp.,
               6.00%, 2/1/07                                           797,550
                                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT: 2.0%
   500,000   Advanced Energy
               Industries Inc.,
               5.00%, 9/1/06                                           494,375
   500,000   Advanced Energy
               Industries Inc.,
               5.25%, 11/15/06                                         490,000
                                                                   -----------
                                                                       984,375
                                                                   -----------

ELECTRONICS: 9.3%
 1,600,000   Electro Scientific
               Industries Inc.,
               4.25%, 12/21/06                                       1,576,000
 2,350,000   FEI Co.,
               5.50%, 8/15/08                                        2,373,500
   600,000   Flextronics
               International Ltd.,
               1.00%, 8/1/10                                           676,500
                                                                   -----------
                                                                     4,626,000
                                                                   -----------

ENTERTAINMENT: 0.6%
   250,000   Regal Entertainment
               Group,
               3.75%, 5/15/081<F16>                                    318,438
                                                                   -----------

ENVIRONMENTAL CONTROL: 2.7%
 1,500,000   Allied Waste
               Industries, Inc.,
               4.25%, 4/15/34                                        1,314,375
                                                                   -----------

HEALTHCARE SERVICES: 4.7%
 1,000,000   LifePoint
               Hospitals, Inc.,
               4.50%, 6/1/09                                           990,000
 1,310,000   Province
               Healthcare Co.,
               4.50%, 11/20/05                                       1,316,550
                                                                   -----------
                                                                     2,306,550
                                                                   -----------

HOUSEHOLD PRODUCTS: 1.2%
   500,000   Church & Dwight
               Co. Inc.,
               5.25%, 8/15/331<F16>                                    586,250
                                                                   -----------

SEMICONDUCTORS: 5.8%
   750,000   Axcelis
               Technologies, Inc.,
               4.25%, 1/15/07                                          728,437
 2,200,000   GlobespanVirata, Inc.,
               5.25%, 5/15/06                                        2,136,750
                                                                   -----------
                                                                     2,865,187
                                                                   -----------

SOFTWARE: 1.0%
   500,000   Aspen
               Technology Inc.,
               5.25%, 6/15/05                                          500,625
                                                                   -----------

TELECOMMUNICATIONS: 2.4%
   500,000   Lucent
               Technologies Inc.,
               8.00%, 8/1/31                                           541,250
   670,000   NMS Communications
               Corp.,
               5.00%, 10/15/05                                         665,813
                                                                   -----------
                                                                     1,207,063
                                                                   -----------

CORPORATE BONDS: 48.8%

AIRLINES: 5.0%
 2,000,000   America West
               Airlines, Inc.,
               10.75%, 9/1/05                                        1,962,500
   554,946   America West
               Airlines, Inc.,
               8.54%, 1/2/06                                           511,277
                                                                   -----------
                                                                     2,473,777
                                                                   -----------

BANKS: 3.5%
 1,750,000   Emigrant Capital
               Trust II,
               4.31%, 4/14/341<F16>,3<F18>                           1,729,143
                                                                   -----------

COMMERCIAL SERVICES: 2.0%
   960,000   KinderCare Learning
               Centers, Inc.,
               9.50%, 2/15/09                                          973,200
                                                                   -----------

ELECTRIC: 4.1%
   865,000   CMS Energy Corp.,
               7.625%, 11/15/04                                        869,325
 1,155,000   CMS Energy Xtras,
               7.00%, 1/15/052<F17>                                  1,161,415
                                                                   -----------
                                                                     2,030,740
                                                                   -----------

ELECTRONICS: 1.6%
   750,000   Knowles
               Electronics Inc.,
               13.125%, 10/15/09                                       789,375
                                                                   -----------

ENTERTAINMENT: 2.8%
 1,410,000   Six Flags, Inc.,
               9.50%, 2/1/09                                         1,378,275
                                                                   -----------

ENVIRONMENTAL CONTROL: 0.4%
   200,000   Waste Management
               Inc., 7.00%, 10/1/04                                    200,000
                                                                   -----------

FOOD: 4.8%
 2,385,000   Di Giorgio Corp.,
               10.00%, 6/15/07                                       2,385,000
                                                                   -----------

FOREST PRODUCTS & PAPER: 4.0%
   500,000   Abitibi-Consolidated,
               Inc., 5.38%, 6/15/113<F18>                              505,000
 1,500,000   Bowater Inc.,
               4.88%, 3/15/103<F18>                                  1,492,500
                                                                   -----------
                                                                     1,997,500
                                                                   -----------

HEALTHCARE SERVICES: 1.5%
   750,000   Tenet Healthcare
               Corp., 8.00%,
               1/15/05                                                 750,188
                                                                   -----------

MACHINERY: 4.6%
 1,000,000   Case Corp.,
               7.25%, 8/1/05                                         1,025,000
 1,250,000   UNOVA, Inc.,
               6.875%, 3/15/05                                       1,265,625
                                                                   -----------
                                                                     2,290,625
                                                                   -----------

MINING: 3.9%
 1,869,000   USEC Inc.,
               6.625%, 1/20/06                                       1,906,380
                                                                   -----------

PIPELINES: 0.5%
   250,000   Transcontinental Gas
               Pipe Line Corp.,
               6.125%, 1/15/05                                         251,563
                                                                   -----------

SEMICONDUCTORS: 1.0%
   500,000   Freescale
               Semiconductor, Inc.
               4.38%, 7/15/091<F16>,3<F18>                             512,500
                                                                   -----------

TELECOMMUNICATIONS: 5.2%
 1,077,000   MCI, Inc.,
               5.908%, 5/1/07                                        1,067,576
   507,000   MCI, Inc.,
               6.688%, 5/1/09                                          488,621
 1,000,000   Nortel
               Networks Corp.,
               6.125%, 2/15/06                                       1,020,000
                                                                   -----------
                                                                     2,576,197
                                                                   -----------

TRANSPORTATION: 3.9%
    10,000   Sea Containers Ltd.,
               13.00%, 7/1/06                                           10,600
 1,870,000   Sea Containers Ltd.,
               10.75%, 10/15/06                                      1,916,750
                                                                   -----------
                                                                     1,927,350
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $43,149,415)                                                43,516,438
                                                                   -----------

SHARES
------
SHORT-TERM INVESTMENT: 5.9%
 2,945,427   Goldman Sachs
               Financial Square
               Money Market
               (cost $2,945,427)                                     2,945,427
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $48,469,621):  99.3%                                        49,177,555
Other Assets less
  Liabilities:  0.7%                                                   327,670
                                                                   -----------
NET ASSETS:  100.0%                                                $49,505,225
                                                                   -----------
                                                                   -----------

1<F16> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At September 30, 2004, the value of these securities amounted to $3,146,331 or 6.4% of net assets.
2<F17>  Restricted Security (See Note 6).
3<F18>  Floating rate security; rate shown is the rate currently in effect.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

ASSETS
   Investments in securities, at value
     (cost $48,469,621)                                            $49,177,555
   Receivables:
       Fund shares sold                                                100,000
       Dividends and interest                                          701,207
   Prepaid expenses                                                      3,347
                                                                   -----------
           Total assets                                             49,982,109
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            306,249
       Fund shares redeemed                                             21,050
       Distributions                                                    72,929
       Advisory fees                                                    40,301
       Administration fees                                               7,963
       Custody fees                                                      1,447
       Fund accounting fees                                             11,369
       Transfer agent fees                                               3,879
   Accrued expenses and other liabilities                               11,697
                                                                   -----------
           Total liabilities                                           476,884
                                                                   -----------

   NET ASSETS                                                      $49,505,225
                                                                   -----------
                                                                   -----------
   Net asset value, offering and redemption price
     per share ($49,505,225/4,433,927, shares
     outstanding; unlimited number of shares
     authorized without par value)                                      $11.17
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $47,717,901
   Accumulated net investment income                                     6,095
   Accumulated net realized gain on investments                      1,073,295
   Net unrealized appreciation on investments                          707,934
                                                                   -----------
           Net assets                                              $49,505,225
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
   Income
       Interest                                                    $ 1,365,954
       Dividends                                                        61,163
                                                                   -----------
           Total Income                                              1,427,117
                                                                   -----------
   Expenses
       Advisory fees                                                   227,957
       Administration fees                                              45,591
       Fund accounting fees                                             22,914
       Transfer agent fees                                              15,893
       Registration fees                                                 9,435
       Audit fees                                                        6,682
       Custody fees                                                      3,507
       Trustee fees                                                      3,360
       Legal fees                                                        2,508
       Miscellaneous                                                     2,228
       Insurance expense                                                 1,254
       Reports to shareholders                                           1,089
                                                                   -----------
           Total expenses                                              342,418
           Less:  fees waived                                           (1,161)
                                                                   -----------
           Net expenses                                                341,257
                                                                   -----------
               NET INVESTMENT INCOME                                 1,085,860
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                    638,766
   Change in net unrealized
     depreciation on investments                                    (1,147,798)
                                                                   -----------
   Net realized and unrealized loss on investments                    (509,032)
                                                                   -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                     $   576,828
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED         YEAR ENDED
                                                        SEPTEMBER 30, 2004#<F21>   MARCH 31, 2004
                                                        ------------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                        $ 1,085,860         $ 1,748,174
   Net realized gain on investments                                 638,766             952,930
   Change in net unrealized appreciation
     (depreciation) on investments                               (1,147,798)          1,595,741
                                                                -----------         -----------
       Net increase in net assets
         resulting from operations                                  576,828           4,296,845
                                                                -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    (1,085,653)         (1,749,413)
   From net realized gain                                                --            (582,805)
                                                                -----------         -----------
       Total distributions to shareholders                       (1,085,653)         (2,332,218)
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F19>(b)<F20>            5,763,418          29,332,800
                                                                -----------         -----------
       Total increase in net assets                               5,254,593          31,297,427
                                                                -----------         -----------

NET ASSETS
   Beginning of period                                           44,250,632          12,953,205
                                                                -----------         -----------
   End of period                                                $49,505,225         $44,250,632
                                                                -----------         -----------
                                                                -----------         -----------
   Accumulated net investment income                            $     6,095         $     5,888
                                                                -----------         -----------
                                                                -----------         -----------

(a)<F19>  Net of redemption fees of $29 and $0, respectively.
(b)<F20>  A summary of capital share transactions is as follows:

                           SIX MONTHS ENDED                 YEAR ENDED
                       SEPTEMBER 30, 2004#<F21>           MARCH 31, 2004
                       ------------------------           --------------
                         Shares         Value          Shares         Value
                         ------         -----          ------         -----
Shares sold              704,228     $ 7,898,452     2,860,129     $31,397,205
Shares issued in
  reinvestment
  of distributions        84,572         944,669       187,582       2,077,284
Shares redeemed         (272,282)     (3,079,703)     (371,802)     (4,141,689)
                        --------     -----------     ---------     -----------
Net increase             516,518     $ 5,763,418     2,675,909     $29,332,800
                        --------     -----------     ---------     -----------
                        --------     -----------     ---------     -----------

#<F21>  Unaudited.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                  SIX MONTHS
                                                    ENDED         YEAR ENDED     PERIOD ENDED
                                                SEPTEMBER 30,     MARCH 31,        MARCH 31,
                                                  2004#<F24>         2004         2003*<F22>
                                                -------------     ---------       ----------
Net asset value, beginning of period                $11.30          $10.43          $10.00
                                                    ------          ------          ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.26            0.59            0.26
Net realized and unrealized
  gain (loss) on investments                         (0.13)           1.05            0.43
                                                    ------          ------          ------
Total from investment operations                      0.13            1.64            0.69
                                                    ------          ------          ------

LESS DISTRIBUTIONS:
From net investment income                           (0.26)          (0.59)          (0.26)
From net realized gain                                  --           (0.18)             --
                                                    ------          ------          ------
Total distributions                                  (0.26)          (0.77)          (0.26)
                                                    ------          ------          ------
Paid-in capital from
  redemption fees (Note 2)                            0.00**<F23>       --            0.00**<F23>
                                                    ------          ------          ------
Net asset value, end of period                      $11.17          $11.30          $10.43
                                                    ------          ------          ------
                                                    ------          ------          ------
Total return                                          1.13%^<F25>    16.16%           6.95%^<F25>

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                 $49.5           $44.3           $13.0

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived
  and expenses absorbed                               1.50%+<F26>     1.60%           2.92%+<F26>
After fees absorbed or recouped                       1.50%+<F26>     1.50%           1.50%+<F26>

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed                               4.76%+<F26>     5.58%           4.51%+<F26>
After fees waived
  and expenses absorbed                               4.76%+<F26>     5.68%           5.93%+<F26>
Portfolio turnover rate                              43.22%^<F25>    75.42%          60.91%^<F25>

 *<F22>   Fund commenced operations on August 30, 2002.
**<F23>   Amount is less than $0.01.
 #<F24>   Unaudited.
 ^<F25>   Not annualized.
 +<F26>   Annualized.

See accompanying Notes to Financial Statements.

                              THE OSTERWEIS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

   The Osterweis Fund and The Osterweis Strategic Income Fund (the "Funds") are diversified and non-diversified series, respectively, of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of The Osterweis Fund is to attain long-term total returns by investing primarily in equity securities. The investment objective of The Osterweis Strategic Income Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation. The Osterweis Funds began operations on October 1, 1993 and August 30, 2002, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

   A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

   C. Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

   D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Bond premiums and discounts are amortized using the interest method. Interest income is recorded on an accrual basis.

   E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   F. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   For the six months ended September 30, 2004, investment advisory services were provided to The Osterweis Fund by Osterweis Capital Management, Inc. and to The Osterweis Strategic Income Fund by Osterweis Capital Management, LLC (the "Advisers") under separate Investment Advisory Agreements. The Advisers furnish all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended September 30, 2004, The Osterweis Fund and The Osterweis Strategic Income Fund incurred $630,475and $227,957, respectively, in Advisory fees. Additionally, Osterweis Capital Management, LLC has contractually waived fees of $1,161 in order to limit the total operating expenses to 1.50% for The Osterweis Strategic Income Fund. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Adviser is permitted to seek reimbursement from The Osterweis Strategic Income Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. Reimbursed expenses subject to potential recovery by year of expiration are as follows:

       Year of Expiration                   Amount
       ------------------                   ------
       March 31, 2006                      $73,088
       March 31, 2007                       32,591
       March 31, 2008                        1,161

   The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals.

   For its services, the Administrator receives a monthly fee at the following annual rate:

       Under $15 million                $30,000
       $15 to $50 million               0.20% of average daily net assets
       $50 to $100 million              0.15% of average daily net assets
       $100 to $150 million             0.10% of average daily net assets
       Over $150 million                0.05% of average daily net assets

   For the six months ended September 30, 2004, The Osterweis Fund and The Osterweis Strategic Income Fund incurred Administration fees of $100,650 and $45,591, respectively. Quasar Distributors, LLC, serves as principal underwriter for shares of both The Osterweis Fund and The Osterweis Strategic Income Fund, and acts as each Fund's distributor in a continuous public offering of each Fund's shares. U.S. Bank, N.A. serves as the Funds' custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

   Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   For the six months ended September 30, 2004, the cost of purchases and the proceeds from sales of securities, other than U.S. Government and Government Agency obligations and short-term investments, for The Osterweis Fund and The Osterweis Strategic Income Fund were $28,297,986 and $28,362,827 and $24,593,209 and $17,208,880, respectively.

   During the six months ended September 30, 2004, the cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations, excluding short-term investments, for The Osterweis Fund were $0 and $0, respectively. The cost of purchases and the proceeds from the sales of U.S. Government and Government Agency obligations, excluding short-term investments, for The Osterweis Strategic Income Fund were $0 and $0, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

   On December 19, 2003, a distribution of $0.2262 per share was declared for The Osterweis Fund. The dividend was paid on December 19, 2003, to shareholders of record on December 18, 2003. The tax character of distributions paid during 2003 and 2004 was as follows:

                                   Six Month
                                  Period Ended         Year Ended
                                 September 30,         March 31,
                                      2004                2004
                                 -------------         ----------
   Distributions paid from:
       Ordinary income              $     --           $1,113,366

   On June 30, 2004, a distribution of $0.1266 per share was declared for The Osterweis Strategic Income Fund. The dividend was paid on June 30, 2004, to shareholders of record on June 29, 2004. On September 30, 2004, a distribution of $0.1292 per share was declared. The dividend was paid on September 30, 2004, to shareholders of record on September 29, 2004. The tax character of distributions paid during 2003 and 2004 was as follows:

                                   Six Month
                                  Period Ended         Year Ended
                                 September 30,         March 31,
                                      2004                2004
                                 -------------         ----------
   Distributions paid from:
       Ordinary income             $1,085,653          $2,330,641
       Long-term capital gain              --               1,577

   As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                              OSTERWEIS   OSTERWEIS STRATEGIC
                                                FUND          INCOME FUND
                                              ---------   -------------------
   Cost of investments                       $93,556,334      $42,219,477
                                             -----------      -----------
   Gross tax unrealized appreciation          31,102,003        1,667,877
   Gross tax unrealized depreciation             (84,237)         (17,747)
                                             -----------      -----------
   Net tax unrealized appreciation           $31,017,766      $ 1,650,130
                                             -----------      -----------
                                             -----------      -----------
   Undistributed ordinary income             $   779,405      $   547,966
   Undistributed long-term capital gain               --           98,053
                                             -----------      -----------
   Total distributable earnings              $   779,405      $   646,019
                                             -----------      -----------
                                             -----------      -----------
   Other accumulated gains/(losses)          $  (928,938)     $        --
                                             -----------      -----------
   Total accumulated earnings/(losses)       $30,868,233      $ 2,296,149
                                             -----------      -----------
                                             -----------      -----------

   At March 31, 2004, The Osterweis Fund had a net capital loss carryforward of approximately $929,053 of which $929,053 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

   The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of certain hybrid debt instruments.

NOTE 6 - INVESTMENTS IN RESTRICTED SECURITIES

   Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. As of September 30, 2004, the Funds were invested in the following restricted security:

THE OSTERWEIS FUND

                             ACQUISITION      PRINCIPAL                                     % NET
SECURITY                         DATE           AMOUNT         COST          VALUE          ASSETS
--------                     -----------      ---------        ----          -----          ------
CMS Energy Xtras,
7.00%, 1/15/05                 9/09/03         $500,000      $499,450       $502,777         0.4%

THE OSTERWEIS STRATEGIC INCOME FUND

                             ACQUISITION      PRINCIPAL                                     % NET
SECURITY                         DATE           AMOUNT         COST          VALUE          ASSETS
--------                     -----------      ---------        ----          -----          ------
CMS Energy Xtras,
7.00%, 1/15/05                 9/09/03         $250,000      $249,275       $251,389         0.5%
CMS Energy Xtras,
7.00%, 1/15/05                 9/29/03         $250,000      $249,925       $251,389         0.5%
CMS Energy Xtras,
7.00%, 1/15/05                 1/30/04         $250,000      $251,825       $251,389         0.5%
CMS Energy Xtras,
7.00%, 1/15/05                 3/19/04         $355,000      $357,521       $356,972         0.7%
CMS Energy Xtras,
7.00%, 1/15/05                 9/24/04          $50,000       $50,235        $50,276         0.1%

                              THE OSTERWEIS FUNDS

FEDERAL TAX INFORMATION (Unaudited)

The Osterweis Fund and The Osterweis Strategic Income Fund designate 94.54% and 1.38%, respectively, of the dividends declared from net investment income during the year ended March 31, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003 (unaudited).

For the year ended March 31, 2004, 70.5% and 1.4% of the ordinary distributions paid by The Osterweis Fund and The Osterweis Strategic Income Fund, respectively, qualify for the dividend received deduction available to corporate shareholders (unaudited).

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how The Osterweis Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at
(866) 236-0050 or by accessing the Funds' website at www.osterweis.com and the
                                                     -----------------
SEC's website at www.sec.gov. Information regarding how the Funds voted proxies
                 -----------
relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling toll-free at (866) 236-0050 and by accessing the SEC's website at www.sec.gov.
           -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Beginning with the first and third fiscal quarters ending on or after July 9, 2004, The Osterweis Funds will file their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds' Form N-Q will be available without charge, upon request, by calling toll-free at (866) 236-0050. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                              THE OSTERWEIS FUNDS

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                      Number of
                                                                                                     Portfolios
                                          Term of Office                                               in Fund
Name,                        Position       and Length         Principal                           Complex***<F29>        Other
Address                      with the        of Time       Occupation During                          Overseen        Directorships
and Age                        Trust          Served        Past Five Years                          by Trustees           Held
-------                      --------     --------------   -----------------                         -----------      -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST

Dorothy A. Berry*<F27>        Chairman    Indefinite      President, Talon                           2                None.
(born 1943)                   and         Term            Industries, Inc.
2020 E. Financial Way         Trustee     since           (administrative,
Suite 100                                 May 1991.       management and
Glendora, CA 91741                                        business consulting);
                                                          formerly Chief
                                                          Operating Officer,
                                                          Integrated Asset
                                                          Management
                                                          (investment advisor
                                                          and manager) and
                                                          formerly President,
                                                          Value Line, Inc.
                                                          (investment advisory
                                                          and financial
                                                          publishing firm).

Wallace L. Cook*<F27>         Trustee     Indefinite      Retired.  Formerly                         2                None.
(born 1939)                               Term            Senior Vice President,
2020 E. Financial Way                     since           Rockefeller Trust Co.;
Suite 100                                 May 1991.       Financial Counselor,
Glendora, CA 91741                                        Rockefeller & Co.

Carl A. Froebel*<F27>         Trustee     Indefinite      Private Investor.                          2                None.
(born 1938)                               Term            Formerly Managing
2020 E. Financial Way                     since           Director, Premier
Suite 100                                 May 1991.       Solutions, Ltd.
Glendora, CA 91741                                        Formerly President
                                                          and Founder, National
                                                          Investor Data Services,
                                                          Inc. (investment related
                                                          computer software).

Rowley W.P. Redington*<F27>   Trustee     Indefinite      President; Intertech                       2                None.
(born 1944)                               Term            Computer Services
2020 E. Financial Way                     since           Corp. (computer
Suite 100                                 May 1991.       services and consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST

Steven J. Paggioli**<F28>     Trustee     Indefinite      Consultant since July                      2                Trustee,
(born 1950)                               Term            2001; formerly,                                             Managers
2020 E. Financial Way                     since           Executive Vice                                              Funds.
Suite 100                                 May 1991.       President, Investment
Glendora, CA 91741                                        Company Administration,
                                                          LLC ("ICA") (mutual
                                                          fund administrator).

                                                       OFFICERS OF THE TRUST

Robert M. Slotky              President   Indefinite      Vice President, U.S.                       2                Not
(born 1947)                               Term since      Bancorp Fund Services,                                      Applicable.
2020 E. Financial Way                     Aug. 2002.      LLC since July 2001;
Suite 100                     Chief       Indefinite      formerly, Senior Vice
Glendora, CA 91741            Compliance  Term since      President, ICA (May
                              Officer     Sept. 2004.     1997-July 2001).

Eric W. Falkeis               Treasurer   Indefinite      Vice President, U.S.                       2                Not
(born 1973)                               Term            Bancorp Fund Services,                                      Applicable.
615 East Michigan St.                     since           LLC since 1997;
Milwaukee, WI 53202                       August          Chief Financial Officer,
                                          2002.           Quasar Distributors,
                                                          LLC since 2000.

Chad E. Fickett               Secretary   Indefinite      Assistant Vice                             2                Not
(born 1973)                               Term            President, U.S.                                             Applicable.
615 East Michigan St.                     since           Bancorp Fund Services,
Milwaukee, WI 53202                       March           LLC since July 2000.
                                          2002.

  *<F27> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F28> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F29> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Advisers
                       OSTERWEIS CAPITAL MANAGEMENT, INC.
                       OSTERWEIS CAPITAL MANAGEMENT, LLC
                         One Maritime Plaza, Suite 800
                            San Francisco, CA  94111

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant had adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F30>  /s/Robert M. Slotky
                                     ----------------------------
                                     Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     By (Signature and Title)*<F30>  /s/Eric W. Falkeis
                                     ----------------------------
                                     Eric W. Falkeis, Treasurer

     Date    12-6-04
           ----------------------------------

*<F30> Print the name and title of each signing officer under his or her signature.